Stock-Based Compensation - Mr Lyloyd (Details) - Former President And Chief Executive Officer [Member] $ in Millions	Sep. 30, 2022 USD ($)
Stock-Based Compensation
Period of base salary taken for cash severance	12 months
Percentage of eligible target bonus	100.00%
COBRA benefits period	12 months
Severance costs	$ 1.0